Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Active Commodities Strategy Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	csacsfi_SupplementTextBlock

COHEN & STEERS ACTIVE COMMODITIES STRATEGY FUND, INC. (the “Fund”)

Class Z (CDFZX) Shares

Supplement dated August 22, 2014 to

Summary Prospectus and Prospectus dated May 1, 2014 and Statement of Additional Information dated July 1, 2014

Accordingly, the “Fund Fees and Expenses” sections of the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Class Z
Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	1.00%
Other Expenses(1)	1.35%

Total Annual Fund Operating Expenses(2)	2.35%
Fee Waiver/Expense Reimbursement(2)	(1.25)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(2)	1.10%

(1)	Based on estimates for the current fiscal year.
(2)	Cohen & Steers Capital Management Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2016 so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.10% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2016 (through June 30, 2016, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Z shares	$127	$659

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus, so it does not have a portfolio turnover rate to report.

Cohen & Steers Active Commodities Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csacsfi_SupplementTextBlock

COHEN & STEERS ACTIVE COMMODITIES STRATEGY FUND, INC. (the “Fund”)

Class Z (CDFZX) Shares

Supplement dated August 22, 2014 to

Summary Prospectus and Prospectus dated May 1, 2014 and Statement of Additional Information dated July 1, 2014

Accordingly, the “Fund Fees and Expenses” sections of the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Class Z
Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	1.00%
Other Expenses(1)	1.35%

Total Annual Fund Operating Expenses(2)	2.35%
Fee Waiver/Expense Reimbursement(2)	(1.25)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(2)	1.10%

(1)	Based on estimates for the current fiscal year.
(2)	Cohen & Steers Capital Management Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2016 so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.10% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2016 (through June 30, 2016, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Z shares	$127	$659

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus, so it does not have a portfolio turnover rate to report.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus, so it does not have a portfolio turnover rate to report.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2016 (through June 30, 2016, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Cohen & Steers Active Commodities Fund, Inc. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	659
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 659

[1]	Based on estimates for the current fiscal year.
[2]	Cohen & Steers Capital Management Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2016 so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.10% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.